Available-For-Sale Marketable Securities (Contractual Maturities Of The Available-For-Sale Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Available-for-sale Securities [Abstract]
2015	$ 400
2016	4,036
2017	10,015
2018	4,669
2019 and after	5,627
Total contractual maturities of the available for sale securities	$ 24,747